Income taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of profit (loss) before taxes
U.S	$ 1,938	$ 4,090	$ 2,250
Non-U.S	3,190	4,146	4,475
Consolidated profit before taxes	5,128	8,236	6,725
Current tax provision (benefit):
U.S.	407	971	750
Non-U.S.	805	1,250	1,014
State (U.S.)	33	56	72
Current tax provision (benefit)	1,245	2,277	1,836
Deferred tax provision (benefit):
U.S.	79	332	2
Non-U.S.	(7)	(89)	(92)
State (U.S.)	2	8	(26)
Deferred tax provision (benefit)	74	251	(116)
Provision (benefit) for income taxes	1,319	2,528	1,720
Income taxes paid	$ 1,544	$ 2,396	$ 1,369